Property and Equipment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 203,206	$ 192,244
Accumulated depreciation	(181,498)	(164,418)
Net property and equipment	21,708	27,826
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,279	7,279
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 195,927	$ 184,965